Income Tax Expense (Details) - Schedule of movement of valuation allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement of valuation allowance [Abstract]
At the beginning of year	¥ 10,443,239	¥ 6,459,941
Current year additions	7,238,296	5,420,745
Current year reversals	(2,427,869)	(1,374,712)
Current year charge-offs	(27,091)	(62,735)
At the end of year	¥ 15,226,575	¥ 10,443,239